Inflation Protected Fund Expense Example - Inflation Protected Fund - None	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 55
Expense Example, with Redemption, 3 Years	193
Expense Example, with Redemption, 5 Years	342
Expense Example, with Redemption, 10 Years	$ 778